Research and Development Expenses	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
Research and Development Expenses

Note 13 - Research and Development Expenses

	For the year ended December 31
	2024	2023	2022
	USD thousands
Salaries, wages and related expenses	1,536	2,323	2,382
Share-based payments (see also Note 10)	117	768	768
Service providers	5,967	13,943	13,170

	7,620	17,034	16,320